Right-of-Use Assets and Leases - ROU assets by asset class (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in ROU assets:
Beginning balance	$ 65,546
Ending balance	62,654	$ 65,546
Cost
Changes in ROU assets:
Beginning balance	126,559	127,658
Additions and adjustments	5,410	4,656
Foreign exchange	319	(69)
Ending balance	127,209	126,559
Accumulated provision
Changes in ROU assets:
Beginning balance	(61,013)	(59,528)
Foreign exchange	(167)	68
Ending balance	(64,555)	(61,013)
ROU assets
Changes in ROU assets:
Beginning balance	2,725
Ending balance	2,876	2,725
ROU assets | Cost
Changes in ROU assets:
Beginning balance	3,861	3,786
Additions and adjustments	523	307
Disposals	(156)	(232)
Foreign exchange	20
Ending balance	4,248	3,861
ROU assets | Accumulated provision
Changes in ROU assets:
Beginning balance	(1,136)	(962)
Depreciation	(356)	(396)
Disposals	126	221
Foreign exchange	6	1
Ending balance	$ (1,372)	$ (1,136)